Business Combinations (Details Textuals)				12 Months Ended
	May 01, 2019 CAD ($) Option	Jan. 10, 2019 CAD ($)	May 02, 2018 CAD ($) shares	May 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	May 30, 2019 CAD ($)	May 01, 2019 $ / shares	Aug. 14, 2018 CAD ($) Option	May 15, 2018 CAD ($)	Nov. 17, 2017
Disclosure of detailed information about business combination [line items]
Invested amount					$ 1,369,799	$ 22,796,513	$ (68)
Rate of interest					5.00%
Gab Innovations, Inc. ("GAB") [Member]
Disclosure of detailed information about business combination [line items]
Cash		$ 340,000
Cash Consideration Transferred		200,000
Verdélite Sciences Inc. (Verdélite) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash			$ 22,500,000					$ 5,000,000
Total purchase price			$ 90,000,000
Percentage of acquisitions adjustment payable in cash			50.00%
Percentage of acquisitions adjustment payable in common shares			50.00%
Amount of remaining total consideration transferred	$ 7,500,000		$ 45,000,000
Number of share issued in acquisition	2,129,707		9,911,894
Number of share held in escrow | shares					4,955,947
Amount of remaining cash is payable in acquisition	$ 22,300,000		$ 22,300,000	$ 15,000,000
Remaining cash payable amount	$ 14,800,000
Discount on weighted average share price	10.00%
Deemed share price | $ / shares									$ 3.52
Fair value (per share) | $ / shares									$ 3.85
Loss on remeasurement of fair value of equity issued	$ 864,228
Initially recorded liability	22,300,000
Working capital adjustments	22,500,000
Loss recognized on renegotiation	$ 164,857
Monthly payments commencing mid July through to mid November 2019								1,000,000
Final payable plus accrued interest								$ 5,000,000
Rate of interest								10.00%
Borrowings					$ 7,817,778
Emerald Health Naturals Inc. [Member]
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer		$ 5,000,000
Percentage of voting equity interests acquired		51.00%
Invested amount					$ 1,369,799
Percentage Of Ownership For Product Line		49.00%
Avalite Sciences Inc. (Avalite) [Member]
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer										$ 4,000,000
Percentage of voting equity interests acquired						100.00%	100.00%			100.00%	65.00%	53.00%
Cash										$ 2,000,000	$ 2,750,000
Total purchase price										$ 6,000,000	$ 2,750,000
Number of share issued in acquisition | Option										1,093,938
Minimum amount of gross revenue received within thirty-six months ended August 9, 2021 to issue additional Common Shares						$ 10,000,000
Deemed value of additional shares issued in event of gross revenue received						4,000,000
Increase in net loss attributable to the company						406,515
Decrease in net loss attributable to the non-controlling interest						$ 406,515